STOCK HOLDERS' EQUITY (Details) (USD $)	1 Months Ended				3 Months Ended		4 Months Ended	12 Months Ended					65 Months Ended	125 Months Ended	128 Months Ended				1 Months Ended		1 Months Ended	12 Months Ended	0 Months Ended				0 Months Ended		1 Months Ended		3 Months Ended		3 Months Ended		3 Months Ended
	Aug. 31, 2012	Apr. 30, 2011	Mar. 31, 2011	Jan. 31, 2011	Nov. 30, 2012	Nov. 30, 2011	Feb. 28, 2011	Aug. 31, 2012	Aug. 31, 2011	Aug. 31, 2010	Aug. 31, 2009	Aug. 31, 2008	Aug. 31, 2007	Aug. 31, 2012	Nov. 30, 2012	Sep. 30, 2012	Sep. 27, 2012	Aug. 28, 2012	Mar. 31, 2011 D.N.A. Biomedical Solutions Ltd. [Member]	Oct. 30, 2012 D.N.A. Biomedical Solutions Ltd. [Member]	May 31, 2011 Swiss Caps AG [Member]	Aug. 31, 2011 Swiss Caps AG [Member]	May 15, 2012 Advisor [Member]	Mar. 14, 2012 Advisor [Member]	Dec. 12, 2011 Advisor [Member]	Feb. 15, 2011 Advisor [Member]	Jul. 05, 2012 Advisor Two [Member]	Mar. 14, 2012 Advisor Two [Member]	Aug. 31, 2012 Securities Purchase Agreement [Member]	Aug. 31, 2012 Securities Purchase Agreement Two [Member]	Nov. 30, 2012 Leading Investor [Member]	Sep. 30, 2012 Leading Investor [Member]	Nov. 30, 2012 Other Individual [Member]	Nov. 30, 2012 Directors [Member]	Nov. 30, 2012 Securities Purchase Agreement [Member]	Sep. 30, 2012 Securities Purchase Agreement [Member]
Related Party Transaction [Line Items]
Securities Purchase Agreements, number of units		93,701					808,956																						801,942	5,652	405,405				329,832
Number of shares to be sold																			65,104	199,172												5,652	1,127	12,745
Number of shares authorized by warrant				182,292												2,826		246,341	22,787							62,500						2,826	564	6,373
Securities Purchase Agreements, purchase price per unit		$ 3.84					$ 384.0												$ 3.84										$ 4.44						$ 4.44
Proceeds from issuance of shares		$ 359,800			$ 1,458,436		$ 3,106,000	$ 3,488,942	$ 3,694,212					$ 15,144,635	$ 16,603,071				$ 250,000										$ 3,560,192	$ 25,093					$ 1,464,425
Securities Purchase Agreements, number of shares per unit		1					1												1										1						1
Securities Purchase Agreements, number of warrants per unit		1					1												0.35										1						1
Securities Purchase Agreements, number of shares per warrant		0.35					0.35																						0.5						0.5
Warrant term	5 years	5 years		5 years			5 years																						5 years						5 years
Exercise price per share	6.0		6.0	6.0			6.0	6.0						6.0				4.44	6.0							6.0			6.0							6.0
Stock issued for services, shares			16,397																		14,744	44,220	6,917	6,917	6,917		4,167	4,167
Stock issued for services								107,860	227,569	249,850	152,928	116,110	98,750								47,769	167,569	24,900	26,560	24,900		15,500	16,000
Finders fee	71,250																																5,835
Service agreement consideration																	3,500,000			628,630
Additional finders fee																																	$ 7,500
Option to purchase shares of D.N.A.																				21,637,611
Percent shares owned by investor																				7.10%
Percentage of D.N.A. shares owned																				14.50%
Number of D.N.A. shares ownded																				8,404,667